DEFERRED TAX ASSETS AND LIABILITIES (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	¥ 30,397	¥ 30,596
Deferred tax liabilities	(18,524)	(19,117)
Receivables and inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,271	3,763
Deferred tax liabilities	(17)	0
Payables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,091	2,858
Deferred tax liabilities	0	0
Cash flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	85	258
Deferred tax liabilities	(736)	(2,709)
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	15,714	16,777
Deferred tax liabilities	(16,519)	(15,037)
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,643	4,749
Deferred tax liabilities	0	0
Financial assets at fair value through other comprehensive income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	131	127
Deferred tax liabilities	(6)	(9)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,067	1,008
Deferred tax liabilities	(85)	(492)
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,395	1,056
Deferred tax liabilities	¥ (1,161)	¥ (870)